Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 21:- Commitments and Contingencies

a)	Liens:

1)	Liens have been incurred by Formula over a certain portion of the Matrix IT, Magic Software and Sapiens’ shares which it held. As of December 31, 2023 Formula has collateral in connection with the Series A Secured Debentures and Series C Secured Debentures issued by Formula on the TASE (see Note 16).

2)	Composition of pledged shares of Matrix IT, Magic Software and Sapiens owned by Formula as of December 31, 2023:

	December 31, 2023
	Formula’s Series A Secured Debentures	Formula’s Series C Secured Debentures
Matrix IT ordinary shares, par value NIS 1.0 per share	4,128,865	6,169,761
Magic Software ordinary shares, par value NIS 0.1 per share	5,825,681	3,141,474
Sapiens common shares, par value €0.01 per share	1,260,266	2,957,590

In August 2022, following the private placement of an additional NIS 200,000 thousand par value Series C Secured Debentures, Formula pledged an additional 138,000 shares of Matrix IT and 730,000 shares of Magic (see Note 16).

b)	Guarantees:

As of December 31, 2023, the Group provided performance bank guarantees in an aggregate amount of approximately $41,900 as security for performance of various contracts with customers and suppliers. As of December 31, 2023, the Group provided bank guarantees in an aggregate amount of approximately $9,400 as security for rent to be paid for its leased offices. As of December 31, 2023, the Group had restricted bank deposits in an aggregate amount of $1,400 in favor of the above-mentioned bank guarantees. In addition, The Company and its subsidiaries provided certain cross guaranties in favor of certain subsidiaries in the Group.

Each of Matrix IT, Sapiens, Magic Software and Formula provides cross guarantees to its subsidiaries.

c)	Covenants:

In connection with the Group’s debentures and credit facility agreements with banks and other financial institutions, as of December 31, 2023, the Group committed to the following:

1)	Formula

i)	Formula’s Debentures

In accordance with Formula’s indenture for its Series A and Series C Secured Debentures, Formula has undertaken to comply with the following financial covenants and obligations:

A covenant not to distribute dividends unless (i) Formula shareholders’ equity attributable to Formula Systems shareholders is at least $290,000, (ii) Formula’s net financial indebtedness (financial indebtedness offset by cash, marketable securities, deposits and other liquid financial instruments) shall not exceed 50% of net CAP (defined as financial indebtedness, net, plus shareholders’ equity), and (iii) the aggregate amount of distributions from January 1, 2016 shall not exceed the aggregate amount of net oncome for the year ended December 31, 2015 together with 75% of accumulated profits from January 1, 2016 until the respective distribution date and (iv) no event of default shall have occurred.

a.	Financial covenants, including: (i) the equity attributable to Formula Systems shareholders, as reported in Formula’s annual or quarterly financial statements, shall not be less than $215 million (as of December 31, 2023, Formula equity attributable to Formula Systems’ shareholders was approximately $625,762); (ii) Formula’s net financial indebtedness (financial indebtedness offset by cash, marketable securities, deposits and other liquid financial instruments) shall not exceed 65% of net CAP (defined as financial indebtedness, net, plus total equity) (as of December 31, 2023 Formula’s net financial indebtedness was 1.0% of net CAP); (iii) the ratio of Formula’s net financial indebtedness to the last twelve-months period EBITDA will not exceed 5 (all based on the Company’s quarterly and annual consolidated financial statements) (as of December 31, 2023 the ratio of Formula’s net financial indebtedness to EBITDA was 0.03); and (iv) at all times, Formula’s cash balance on a stand-alone basis will not be less than the semi annual interest payments for the unpaid principal amount of Series A and Series C Secured Debentures (as of December 31, 2023 Formula’s cash balances exceed the semi annual interest payments amount).

b.	Standard events of default, including, among others:

1.	Suspension of trading of the debentures on the TASE over a period of 60 days;

2.	If the rating of the debentures is less than BBB- by Standard and Poors Maalot or equivalent rating of other rating agencies;

3.	Failure to have the debentures rated over a period of 60 days;

4.	If there is a change in control without consent of the rating agency; and

5.	If Formula fails to continue to control any of its subsidiaries;

2)	Matrix IT

A.	In the context of Matrix IT’s engagements with banks and financial institutions for its credit facilities, Matrix IT has undertaken to comply with the following financial covenants, as they are expressed in its financial statements:

(i)	The total rate of Matrix IT financial debts and liabilities to banks with the addition of debts in respect of debentures that have been and/or will be issued by Matrix IT and shareholders’ loans that have been and/or will be granted to Matrix IT (collectively, the “debts”) will not exceed 40% of its total balance sheet. As of December 31, 2023 the ratio between Matrix IT’s financial debts and liabilities to banks versus Matrix IT total assets was 7.7%.

(ii)	The ratio of Matrix IT net debt to the annual EBITDA will not exceed 3.5. As of December 31, 2023, Matrix IT ratio of net debt to EBITDA was 0.53.

(iii)	Matrix IT equity shall not be lower than NIS 275,000 thousand (approximately $75,820) at all times. As of December 31, 2023 Matrix IT’s equity was approximately NIS 1,049,000 thousand (approximately $289,220).

(iv)	Matrix IT cash and cash equivalents and short-term bank deposits shall not be less than NIS 50,000 thousand (approximately $13,785). In the context of Matrix IT’s issuance of Commercial Securities which are not listed, Matrix IT committed to maintain at least NIS 300,000 thousand (approximately $82,713) of liquid assets including unused approved bank credits. Such liquid assets should account for not less than NIS 200,000 thousand of cash and cash equivalent and short-term bank deposit (approximately $55,142). As of December 31, 2023, Matrix IT’s cash and cash equivalent and short-term bank deposits amounted to NIS 640,208 thousand (approximately $176,512).

(v)	Matrix IT has committed that the rate of ownership and control of Matrix IT-Systems shall never be below 50.1%.

(vi)	Matrix IT will not create any pledge on all or part of its property and assets in favor of any third party and will not provide any guarantee to secure any third party’s debts as they are today and as they will be without the banks’ consent (except for a first-rate fixed pledge on an asset which acquisition will be financed by a third party and which the pledge will be in his favor).

(vii)	Matrix IT will not sell and/or transfer all or part of its assets to others in any manner whatsoever without the banks’ advance written consent unless it is done in the ordinary course of business.

B.	Matrix IT Series B Debentures:

In accordance with Matrix IT’s indenture for its Series B Debentures, Matrix IT has undertaken to comply with the following financial covenants and obligations:

(i)	Matrix IT total shareholders’ equity (all based on Matrix IT’s quarterly or annual consolidated financial statements, and as defined on Matrix IT Series B Debentures deed of trust) shall not be less than NIS 275,000 thousand (approximately $75,820). As of December 31, 2023, Matrix IT total shareholders’ equity (all based on Matrix IT’s 2023 annual consolidated financial statements, and as defined on Matrix IT Series B Debentures deed of trust) was approximately NIS 1,107,472 thousand (approximately $305,341).

(ii)	Matrix IT net financial indebtedness (all based on Matrix IT’s quarterly or annual consolidated financial statements, and as defined on Matrix IT Series B Debentures deed of trust) shall not exceed 45% of Matrix IT total assets (all based on Matrix IT’s quarterly or annual consolidated financial statements, and as defined on Matrix IT Series B Debentures deed of trust). As of December 31, 2023 Matrix’s net financial indebtedness (all based on Matrix IT’s 2023 annual consolidated financial statements, and as defined on Matrix IT Series B Debentures deed of trust) was 7.7% of total assets.

(iii)	The ratio of Matrix IT net financial indebtedness (as defined on Matrix IT Series B Debentures deed of trust) to the last twelve-months period EBITDA (as defined on Matrix IT Series B Debentures deed of trust) will not exceed 5 (all based on Matrix IT’s quarterly and annual consolidated financial statements). As of December 31, 2023 the ratio of Matrix IT’s net financial indebtedness to EBITDA (all based on Matrix IT’s 2023 annual consolidated financial statements, and as defined on Matrix IT Series B Debentures deed of trust) was 0.52.

3)	Sapiens

In accordance with the indenture for Sapiens’ Series B Debentures, Sapiens has undertaken to maintain a number of conditions and limitations on the manner in which it can operate its business, including limitations on its ability to undergo a change of control, distribute dividends, incur a floating charge on its assets, or undergo an asset sale or other change that results in fundamental change in its operations. Sapiens Series B Debentures deed of trust also requires it to comply with certain financial covenants, as described below. A breach of the financial covenants for more than two successive quarters or a substantial downgrade in the rating of the debentures (below BBB-) could result in the acceleration of Sapiens’ obligation to repay the debentures. The deed of trust includes the following provisions:

(i)	a negative pledge, subject to certain exceptions.

(ii)	financial covenants, including: (a) the equity attributable to the shareholders of Sapiens, as reported in its annual or quarterly financial statements, will not be less than $120 million. (as of December 31, 2023 Sapiens shareholders’ equity was $447.3 million); (ii) Sapiens’ net financial indebtedness (financial indebtedness offset by cash, marketable securities deposits and other liquid financial instruments) shall not exceed 65% of net CAP (defined as financial indebtedness, net, plus shareholders equity, including deposits and other liquid financial instruments) (as of December 31, 2023 Sapiens’ net financial indebtedness was (46.48%) of net CAP); and (iii) the ratio of Sapiens’ net financial indebtedness to EBITDA (based on accumulated calculation for the four last quarters) shall not exceed 5.5 (as of December 31, 2023 the ratio of Sapiens’ net financial indebtedness to EBITDA was (1.46)).

(iii)	a covenant not to distribute dividends unless (a) Sapiens equity attributable to Sapiens shareholders’ shall not be less than $160 million, (b) Sapiens net financial indebtedness (financial indebtedness offset by cash, marketable securities, deposits and other liquid financial instruments) does not exceed 65% of net CAP (defined as financial indebtedness, net, plus total equity), (c) the amount of accumulated dividends from the issuance date and going forward shall not exceed Sapiens net income for the year ended December 31, 2016 and the first three quarters of the year ended December 31, 2017, plus 75% of Sapiens accumulated profits from September 1, 2017 and up to the date of distribution, and (d) no event of default shall have occurred.

4)	Magic Software

Under the terms of the loans with an Israeli financial institutions, Magic Software has undertaken to comply with the following financial covenants, as they will be expressed in its consolidated financial statements:

(i)	Magic Software’ equity will not be lower than $150 million (one hundred and fifty million U.S. Dollars at all times) - as of December 31, 2023 Magic Software shareholders’ equity was $290,944;

(ii)	The ratio of Magic Software’ total financial debts less cash to total assets will not exceed 30% - as of December 31, 2023 Magic Software financial debts less cash were negative (-5%, since cash exceeds indebtedness); and

(iii)	The ratio of Magic Software’s total financial debts less cash, short-term deposits and short-term marketable securities to the annual EBITDA will not exceed 3.25 – as of December 31, 2023 the ratio of Magic Software’s net financial indebtedness to EBITDA was negative (-0.31) (cash exceeds indebtedness).

As of December 31, 2023, each of Formula, Matrix IT, Sapiens and Magic Software was in compliance with all of its financial covenants.

d)	Legal proceedings:

1)	On November 23, 2020, Olir Trade and Industries Ltd. (“Olir”) filed a derivative action and a motion to certify a derivative action, with the District Court (Economic Division) of Tel Aviv-Jaffa, Israel (Derivative Action No. 58348-11-20) (the “Claim” and the “Motion to Certify”, respectively) (as reported in the Company’s Report of Foreign Private Issuer on Form 6-K furnished to the Securities and Exchange Commission on December 9, 2020). In the framework of the Motion to Certify, Olir requested permission to file the Claim, on the Company’s behalf, against each of the Company’s five directors, as well as the Company’s chief executive officer (the “CEO”), Mr. Guy Bernstein, and chief financial officer, Mr. Asaf Berenstin (the “CFO”), as defendants. The Company and the named defendants are all listed as respondents to the Motion to Certify. The Claim challenges the legality, under the Israeli Companies Law, 5759-1999 (the “Companies Law”), of compensation awarded to the Company’s CEO and CFO, including past engagements with the CEO and the recent re-approval by the Company’s compensation committee and board of directors (as reported in the Company’s Report of Foreign Private Issuer on Form 6-K furnished to the Securities and Exchange Commission on November 4, 2020), of the eight-year equity-based award of compensation—in the form of 611,771 restricted share units— to the Company’s CEO. The Claim includes allegations of breaches of fiduciary duties (duty of care and duty of loyalty) and the oppression of minority shareholders and unjust enrichment. The Claim seeks an accounting from the defendants as to the alleged harm caused to the Company, as well as compensation to the Company for such harm. The Claim also seeks a declaratory order preventing the board of directors from using voting powers allegedly granted to it under agreements related to the Company’s ADSs. The Company rejects all claims made by Olir and believe that all actions taken by its board of directors and its committees were taken in accordance with the Companies Law and based upon advice of legal counsel. All respondents intend to vigorously defend against the Motion to Certify and on May 13, 2021 all respondents filed their responses to the Motion to Certify.

On January 24, 2023, the Company submitted a request for dismissal in limine of the motion to certify due to a change in the factual grounds of the motion including, among other things, the reapproval of the compensation given to the CEO by a new and independent board of directors made on January 15, 2023. The court asked the other parties to respond to the request for dismissal by March 1,2023. A cross examinations hearing was held on January 31, 2023. On March 1, 2023, the other respondents to the motion to certify submitted their responses to the request for dismissal in which they supported the request. On March 8, 2023, Olir filed its objection to the dismissal in limine. On April 13,2023 the Company submitted its response to Olir’s response. On September 18, 2023 Olir filed its briefs. On December 3, 2023, the Company filed a motion to render a decision in the motion to dismiss in limine. On December 5, 2023 the court granted the Company with a motion to dismiss in limine, and ordered the Company to pay Olir’s costs in the amount of NIS 45 thousand. On January 25, 2024 Olir filed and appeal against the District Court’s decision, with the Supreme Court. Olir failed to attach to its appeal the pleadings regarding the motion to dismiss. On March 26, 2024 the Company and all other respondents notified the Supreme Court that they believe that Olir acted in bad faith and contrary to the rules of law, when it did not attach essential documents to the notice of appeal and drafted a misleading notice of appeal. The respondents argued that those actions had real implications on the pre-appeal hearing, as the court lacked the respondents’ position and claims. Therefore, the respondents requested that their position be heard at a bench hearing of the court. A bench hearing is now scheduled for February 5, 2025. The respondents are required to file their response to Olir’s appeal by June 10, 2024. At this stage of the proceedings, we believe that the chances for the approval of Olir’s Motion to Certify are low.

2)	On December 24, 2019, a motion for the approval of a class action (#60508-02-20), in an amount of NIS 793,800 thousands (approximately $225,600), was filed against our subsidiary Zap Group with the Israeli district court (central district), claiming that Zap Group had allegedly generated income illegally from paying customers through the ‘ZAP’s price comparison’ website. At the pre-trial hearing, it was decided that the plaintiffs would file an explanation to the court as to why they believed they were fit to serve as class action plaintiffs and why they had performed prohibited clicks on their competitor’s websites through Zap Group’s website. In addition, the plaintiffs were requested to update whether they were willing to reduce the amount of the claim. On July 15, 2021, the plaintiffs filed a motion to reduce the amount of the claim to NIS 63,000 thousands (approximately $17,900). On December 15, 2021, a pre-trial hearing took place, in which the court clarified that it does not intend to interfere with Zap Group’s business considerations regarding the click filtering mechanisms that it operates. The court recommended that the plaintiffs reach an agreed solution with Zap Group on the issue of the necessary disclosure that Zap Group should include in its contracts with customers (as available on its website). The parties were requested to file a joint notice in accordance with the court’s recommendation by January 15, 2022. The plaintiffs submitted a request for an extension to file the notice. On April 5, 2022, the plaintiffs filed a notice with the court stating that they had not reached agreements with Zap Group and therefore seek to set the case for evidentiary hearing. On December 12, 2022 the parties filed a joint notice with the court stating their agreement to initiate a mediation process. A mediation meeting took place on February 6, 2023. The mediation ended without the parties reaching an agreement. A date for a hearing has not yet been set. As this claim was filed against Zap Group prior to its acquisition by the Company, any potential liability of Zap Group resulting from the proceedings is covered by the indemnification obligations of the former shareholders of Zap Group to Formula.

3)	On December 30, 2021, Ronen Har Even, Galit Har Even and TV Center Ltd. (the “Plaintiffs”) submitted a monetary claim in the sum of NIS 24,500 thousands (approximately $7,000) and a claim for the grant of a mandamus order against Zap Group, in the District Court at Haifa. The Plaintiffs allege that Zap Group constitutes a monopoly in the provision of price comparison services in the online arena in Israel, and excluded the Plaintiffs’ business from the E-commerce arena in Israel. According to the Plaintiffs, Zap Group prevented price comparisons between the prices of the Plaintiffs’ televisions and the prices of the televisions of the official importers, by causing systemic manipulations aimed at excluding the television models sold by the Plaintiffs and blurring the fact that they are cheaper in the search results. As mentioned in the Statement of Claim, concurrent with submission of the Claim, on April 19, 2021, the Plaintiffs submitted a complaint against Zap Group to the Israel Competition Authority, and on August 18, 2021 and October 21, 2021, submitted supplements to the aforesaid complaint. On June 1, 2022, Zap Group submitted a statement of defense, denying the Plaintiffs’ allegations and in particular the Plaintiffs’ argument that Zap Group has a monopoly in the provision of price comparison services in the online arena in Israel. On July 19, 2022, a pre-trial hearing took place, at the end of which it was held that the Parties must conclude the discovery proceedings by September 10, 2022, and that should any of the Parties wish to submit a motion following receipt of the answers, they must do so by November 15, 2022. On November 15, 2022 the Plaintiffs submitted a motion for the grant of an order of discovery of documents and answer to interrogatories. On December 20, 2022, Zap Group submitted its response to the motion, in which it rejected all of the Plaintiffs’ demands. The Plaintiffs provided Zap Group with the documents that had been disclosed by them in the case, without a suitable legend. On January 3, 2023, Zap Group submitted a motion to obligate the Plaintiff’s to deposit a bond to cover Zap Group’s expense in the event the claim was dismissed. On January 13, 2023, the Plaintiffs submitted a response to the motion. On January 16, 2023, a pre-trial hearing took place, in which Zap Group insisted on the receipt of a suitable legend for the documents that had been disclosed to it by the Plaintiffs. The Court held that the Plaintiffs would deliver a suitable legend within 45 days, after which Zap Group would be entitled to submit a suitable motion in this regard within 30 days, should the need to do so arise. On March 5, 2023, the Plaintiffs submitted a new document file in the context of the discovery proceedings, and an updated legend that was almost identical to the previous one. For that reason, on April 3, 2023, Zap Group submitted a motion petitioning the Court to dismiss the Statement of Claim due to breach of the Court’s decision to provide the discovery materials in a proper manner or, alternatively, to issue an order mandating the Plaintiffs provide a suitable legend, per the Court’s prior decision. On July 19, 2023, the Court instructed the Plaintiffs to submit updated disclosure documents with a suitable legend and organized as requested by the Court. The Court also charged the Plaintiffs with expenses in an amount of NIS 10,000 in connection with this motion. On September 20, 2023, the Plaintiffs submitted updated disclosure documents that did not meet the Court’s instructions. As a result, on October 30, 2023 Zap Group submitted an additional motion to dismiss as a result of ignoring the Court’s order on the matter. On November 28, 2023, the Plaintiffs submitted their response to the motion, resulting in the Court allowing Zap Group to raise claims regarding this matter in the next hearing. On March 5, 2024 the Court rejected the Plaintiffs’ motion petitioning the Court to order additional discovery as well as most of the Plaintiffs’ motion requesting the Court order Zap Group to provide answers to certain questions. Zap Group provided the Plaintiffs with answers to the remaining questions on April 2, 2024. The Plaintiffs must submit affidavits of primary testimony by June 3, 2024 and Zap Group must submit affidavits of primary testimony 90 days afterward. In light of the early stage of the proceedings, it is not possible to estimate the likelihood of success of the lawsuit.

4)	In November 2023, “Safra”, a subsidiary of Zap Group, was added as defendant to a lawsuit filed by the estate of the deceased Klil Kimchi, who died in an accident in a swimming pool in a private house during a social event organized by Safra and another company. The deceased was invited as a guest of the other company. The total claim is NIS 9,645 thousands. The other company has filed a third-party notice against Safra. As of May 7, 2024, Safra submitted a statement of defense as well as a third-party notice on its behalf, and no statements of defense have yet been submitted to the third-party notice submitted by the company. The lawsuit is at a very early stage and preliminary proceedings are currently taking place between the parties and in light of the early stage, it is not possible to estimate the likelihood of success of the lawsuit. The subject incident (in which the deceased died) took place before Zap Group acquired Safra; therefore, any potential liability of Zap Group resulting from the proceedings is covered by the indemnification obligations of the former shareholders of Safra to Formula.

5)	On December 3, 2023, our subsidiary Matrix received a request for disclosure of materials pursuant to Section 198a of the Companies Law, which was submitted to the District Court (Economic Division) of Tel Aviv-Jaffa by an individual who claimed to be a shareholder of Matrix. The request related to a potential derivative claim that could be filed by the individual, on Matrix’s behalf, against Matrix’s chief executive officer and each of its directors related to the procedure for the approval of compensation awarded to Matrix’s chief executive officer following the rejection of such compensation by Matrix’s general meeting of shareholders and the re-approval of that compensation by Matrix’s compensation committee and board of directors, respectively, acting in accordance with the Companies Law. Matrix filed a response to the disclosure request in which Matrix requested that the court deny, on various grounds, the request made by the potential plaintiff. At this early stage of this legal proceeding we cannot predict its outcome.

6)	In addition to the above-described legal proceedings, from time to time, Formula and/or its subsidiaries and affiliates are subject to legal, administrative and regulatory proceedings, claims, demands and investigations in the ordinary course of business, including claims with respect to intellectual property, contracts, employment and other matters.

The Group accrues a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Significant judgment is required in the determination of both the probability and as to whether a loss is reasonably estimable. These accruals are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter. The Group intends to defend itself vigorously against the above claims, and it generally intends to vigorously defend any other legal claims to which it is subject. While for most litigations, the outcome is difficult to determine, to the extent that there is a reasonable possibility that the losses to which the Group may be subject could exceed the amounts (if any) that it has already accrued, the Group attempts to estimate such additional loss, if reasonably possible, and disclose it (or, if it is an immaterial amount, indicate accordingly). The aggregate provision that the Group has recorded for all other legal proceedings (other than the particular material proceedings described above) is not material.

e)	Royalty commitments:

Sapiens Technologies (1982) Ltd. (“Sapiens Technologies”), a wholly owned subsidiary of Sapiens incorporated in Israel, was partially financed under programs sponsored by the IIA, formerly the Office of the Chief Scientist (“OCS”) for the support of certain research and development activities conducted in Israel. In exchange for participation in the programs by the IIA, Sapiens Technologies agreed to pay 3.5% of total net consolidated license and maintenance revenue and 0.35% of the net consolidated consulting services revenue related to the software developed within the framework of these programs based on an understanding with IIA reached in January 2012. The royalties will be paid up to a maximum amount equaling 100%-150% of the grants provided by the IIA, linked to the dollar, and for grants received after January 1, 1999, bear annual interest at a rate based on LIBOR.

As of December 31, 2023, the total remaining unpaid royalties to the IIA amounted to $5,021, out of which, an amount of $2,098 was recorded as a liability in accordance with IAS 20.

f)	Insurance:

The Company and its subsidiaries and affiliates insure themselves in bodily injury and property damage insurance policies, including third party, professional liability and employer’s liability insurance policies. Formula, Sapiens, Magic Software, Zap Group, Insync, Michpal, Shamrad and Ofek directors and officers (D&O) are insured under an “umbrella” policy for insurance of directors and officers including D&O side A DIC policy (another layer of protection for officers) acquired by the Company for itself and its subsidiaries, for a period of 12 months from February 14, 2023.